Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Income
Loans, Including Fees	$ 38,942,503	$ 39,716,269	$ 39,735,615
Federal Funds Sold		14,561	32,100
Deposits with Other Banks	124,459	79,735	41,639
U.S. Government Agencies	5,263,741	4,235,207	4,737,878
State, County and Municipal	127,379	107,638	99,736
Dividends on Other Investments	131,007	122,070	115,134
	44,589,089	44,275,480	44,762,102
Interest Expense
Deposits	4,781,228	4,856,673	5,113,024
Federal Funds Purchased	581	26	19
Borrowed Money	1,701,522	1,712,548	1,685,744
	6,483,331	6,569,247	6,798,787
Net Interest Income	38,105,758	37,706,233	37,963,315
Provision for Loan Losses	1,062,000	865,500	1,308,000
Net Interest Income After Provision for Loan Losses	37,043,758	36,840,733	36,655,315
Noninterest Income
Service Charges on Deposits	4,307,214	4,268,438	4,649,008
Other Service Charges, Commissions and Fees	2,802,651	2,627,157	2,387,589
Mortgage Fee Income	681,806	527,187	419,963
Securities Gains (Losses)	385,223	(11,466)	23,735
Other	1,376,860	1,633,205	1,644,294
	9,553,754	9,044,521	9,124,589
Noninterest Expenses
Salaries and Employee Benefits	18,482,693	17,589,631	17,507,926
Occupancy and Equipment	3,970,244	3,989,347	4,062,844
Directors’ Fees	348,755	358,291	392,132
Legal and Professional Fees	791,563	737,731	785,683
Foreclosed Property	1,143,518	1,682,783	2,701,436
FDIC Assessment	603,654	899,302	965,898
Advertising	609,892	624,844	652,374
Software	1,112,065	992,593	925,489
Telephone	737,063	710,038	735,735
ATM/Card Processing	1,136,122	1,061,262	905,732
Other	5,137,400	5,078,932	5,344,743
	34,072,969	33,724,754	34,979,992
Income Before Income Taxes	12,524,543	12,160,500	10,799,912
Income Taxes	3,851,333	3,787,803	3,268,287
Net Income	8,673,210	8,372,697	7,531,625
Preferred Stock Dividends	1,493,310	2,375,010	2,688,604
Net Income Available to Common Stockholders	$ 7,179,900	$ 5,997,687	$ 4,843,021
Net Income Per Share of Common Stock
Basic (in dollars per share)	$ 0.85	$ 0.71	$ 0.57
Diluted (in dollars per share)	0.84	0.71	0.57
Cash Dividends Declared Per Share of Common Stock (in dollars per share)	$ 0	$ 0	$ 0
Weighted Average Shares Outstanding, Basic (in shares)	8,439,258	8,439,258	8,439,258
Weighted Average Shares Outstanding, Diluted (in shares)	8,513,295	8,458,461	8,439,258